Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,524	$ 2,789
At year end	2,524	2,524	$ 2,789
Impaired additional trade receivables			65
Trade receivables and contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,524	2,789	2,724
Charge for the year	0	0	65
Utilized amounts	0	(265)	0
Unutilised, allowance account for credit losses of financial assets [Abstract]		0	0
At year end	$ 2,524	$ 2,524	$ 2,789